Consolidated Statement of Financial Position - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2023
Non-current assets
Investment properties	$ 2,404,115	$ 2,440,276	$ 3,037,044
Property, plant and equipment	712,680	711,714	753,946
Trading properties	124,720	27,233	31,261
Intangible assets	28,500	101,056	51,628
Group of assets held for sale	0	3,619	0
Right of use assets	122,036	111,516	97,067
Biological assets	43,553	39,073	48,198
Investment in associates and joint ventures	187,539	191,845	205,540
Deferred income tax assets	12,881	13,598	7,399
Income tax and credit	76	19	114
Restricted assets	0	3,792	6,227
Trade and other receivables	175,727	197,534	174,615
Investment in financial assets	27,831	14,368	10,695
Derivative financial instruments	2,469	1,709	2,029
Total non-current assets	3,842,127	3,857,352	4,425,763
Current assets
Trading properties	35,695	573	746
Biological assets	105,682	81,261	96,833
Inventories	177,409	162,118	146,156
Income tax and credit	1,211	3,206	5,925
Trade and other receivables	442,848	364,811	403,101
Investment in financial assets	226,214	203,696	226,987
Derivative financial instruments	6,781	9,375	31,917
Cash and cash equivalents	250,855	159,825	201,685
Total current assets	1,246,695	984,865	1,113,350
TOTAL ASSETS	5,088,822	4,842,217	5,539,113
SHAREHOLDERS' EQUITY
Shareholders' equity (according to corresponding statement)	970,586	968,539	1,085,897
Non-controlling interest	1,243,206	1,209,702	1,415,920
TOTAL SHAREHOLDERS' EQUITY	2,213,792	2,178,241	2,501,817
Non-current liabilities
Trade and other payables	77,376	70,525	63,481
Borrowings	807,352	663,070	825,419
Deferred income tax liabilities	863,554	889,731	1,010,172
Provisions	32,431	30,089	33,492
Payroll and social security liabilities	124	1,866	1,755
Lease liabilities	88,447	85,383	92,384
Derivative financial instruments	3,967	4,312	240
Total non-current liabilities	1,873,251	1,744,976	2,026,943
Current liabilities
Trade and other payables	330,518	348,615	393,501
Borrowings	535,760	483,709	531,977
Provisions	5,244	6,404	4,485
Payroll and social security liabilities	38,068	28,145	35,186
Income tax liabilities	56,747	9,343	8,560
Lease liabilities	31,859	25,843	30,189
Derivative financial instruments	3,583	16,941	6,455
Total Current liabilities	1,001,779	919,000	1,010,353
TOTAL LIABILITIES	2,875,030	2,663,976	3,037,296
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 5,088,822	$ 4,842,217	$ 5,539,113